Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Revenues		$ 2,972	$ 16,508	$ 52,151
Cost of revenues		2,957	8,617	29,654
Gross profit		15	7,891	22,497
Selling and marketing expenses		3,033	5,323	3,305
General and administrative expenses		6,016	9,662	1,317
Operating income (loss)		(9,034)	(7,094)	17,875
Financial expenses (income), net		77	(127)	99
Income (loss) before income taxes		(9,111)	(6,967)	17,776
Income tax expenses			1,086	3,023
Net and comprehensive income (loss)		$ (9,111)	$ (8,053)	$ 14,753
Earnings (loss) per ordinary share - basic and diluted (U.S. dollars)	[1]	$ (3.71)	$ (3.27)	$ 6.00

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share. Refer to Note 7.b. for warrants assumed by the Company which may result in an additional outstanding ordinary shares..